MetLife, Inc. 200 Park Ave New York, NY 10166 Robin Wagner Assistant General Counsel Law Department T: 212-578-9071

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sonny Oh, Esq.

Senior Counsel, Division of Investment Management –

Disclosure Review and Accounting Office

March 10, 2021

Re:	Metropolitan Life Insurance Company

Separate Account UL

Post-Effective Amendment No. 25 to Registration Statement

File No. 333-40161

To the Commission:

On behalf of Metropolitan Life Separate Account UL (the “Separate Account”) of Metropolitan Life Insurance Company (the “Company), transmitted herewith for filing is the Separate Account’s Post-Effective Amendment No. 25 (the “Amendment”) to its Registration Statement on Form N-6 (“Registration Statement) with respect to interests in the Separate Account offered under Variable Universal Life Policies issued through the Separate Account (the “Contracts”).

The current filing is being made under Rule 485(a) of the Securities Act of 1933 (“Securities Act”) to include updates that have been made to comply with the new Form N-6 requirements such as Items 2, 3, 5 and 11 of the form. Other routine updates and non-material changes have also been made.

To the extent applicable, this filing reflects Staff comments that were provided in connection with Post-Effective amendment filings made under Rule 485(a) with respect to Metropolitan Tower Life Insurance Company Separate Account Two (File No. 2-95019) and Metropolitan Life Insurance Company Separate Account UL (File No. 33-32813) each filed with the Commission on November 20, 2020 and Metropolitan Life Insurance Company Separate Account UL (File No. 333-147508) filed with the Commission on December 17, 2020. The Company looks forward to receiving the Staff’s comments on the Amendment. The Company requests that the Commission, pursuant to its authority under Rule 485(a)(3) under the Securities Act of 1933, declare the Amendment effective on or about April 30, 2021.

If you have any questions or comments regarding the Amendment, please call Tom Conner of Vedder Price at (202) 312-3331.

Sincerely,

METROPOLITAN LIFE INSURANCE COMPANY

By:	/s/ Robin Wagner
Name:	Robin Wagner
Title:	Assistant General Counsel